Proposed Offering - Additional Information (Detail) - $ / shares	Dec. 31, 2020	Feb. 26, 2021
Proposed Offering [Line Items]
Shares issued price per share	$ 0.0006
Proposed Offering [Member]
Proposed Offering [Line Items]
Stock issued during period shares	150,000,000
Shares issued price per share	$ 10.00
Proposed Offering [Member] | Underwriter Over Allotment Commitment [Member]
Proposed Offering [Line Items]
Stock issued during period shares	172,500,000
Public Warrants [Member]
Proposed Offering [Line Items]
Exercise price of warrants or rights	$ 11.50	$ 11.50